Consolidated Statements of Shareholders Equity - Spetner Associates Inc [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Stockholders Equity [Member]
Balances at Dec. 31, 2022	$ 100	$ 418,900	$ (1,074,101)	$ 148,532	$ (506,569)
Balance, shares at Dec. 31, 2022	100
Owner dividends			(391,930)		(391,930)
Shareholder contributions		60,000			60,000
Net income			(157,601)		(157,601)
Other comprehensive income				661,512	661,512
Balances at Dec. 31, 2023	$ 100	478,900	(1,308,430)	810,044	(19,386)
Balance, shares at Dec. 31, 2023	100
Owner dividends			(896,105)		(896,105)
Shareholder contributions		423,382			423,382
Related party note payable forgiven as shareholder contribution		10,077			10,077
Net income			2,144,665		2,144,665
Other comprehensive income				(726,615)	(726,615)
Balances at Dec. 31, 2024	$ 100	$ 912,359	$ (59,870)	$ 83,429	$ 936,018
Balance, shares at Dec. 31, 2024	100